As filed with the Securities and Exchange Commission on November 25, 2015
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Aerospace & Defense - 1.3%
Hexcel Corporation	190,685	$8,554,129

Auto Components - 1.3%
Asbury Automotive Group Inc. (a)	112,150	9,100,973

Automobiles - 2.3%
Lithia Motors, Inc. - Class A	144,065	15,574,867

Banks - 8.4%
BancorpSouth, Inc.	412,104	9,795,712
Bank of the Ozarks, Inc.	249,385	10,913,088
Columbia Banking System, Inc.	366,405	11,435,500
Hanmi Financial Corporation	350,485	8,832,222
PrivateBancorp, Inc.	182,375	6,990,434
Texas Capital Bancshares, Inc. (a)	171,665	8,998,679
		56,965,635
Biotechnology - 4.1%
Charles River Laboratories International, Inc. (a)	169,460	10,764,099
EXACT Sciences Corporation (a)	586,460	10,550,416
Neogen Corporation (a)	139,270	6,265,757
		27,580,272
Building Products - 1.4%
PGT, Inc. (a)	760,166	9,334,839

Capital Markets - 0.3%
Waddell & Reed Financial, Inc. - Class A	49,360	1,716,247

Chemicals - 0.3%
Globe Specialty Metals Inc.	185,900	2,254,967

Commercial Services & Supplies - 3.7%
Healthcare Services Group, Inc.	370,705	12,492,758
Multi-Color Corporation	26,955	2,061,788
Ritchie Bros. Auctioneers Incorporated (b)	414,970	10,739,424
		25,293,970
Communications Equipment - 2.8%
Ciena Corporation (a)	227,505	4,713,904
Infinera Corporation (a)	722,915	14,140,217
		18,854,121
Construction Materials - 2.9%
Headwaters Incorporated (a)	556,045	10,453,646
Summit Materials, Inc. - Class A (a)	505,715	9,492,271
		19,945,917
Consumer Finance - 1.0%
PRA Group Inc (a)	132,075	6,989,409

Diversified Financials - 1.3%
HFF, Inc. - Class A	260,787	8,804,169

Electronic Equipment & Instruments - 0.5%
Belden Inc.	78,685	3,673,803

Food Products - 2.8%
Post Holdings Inc. (a)	205,735	12,158,938
TreeHouse Foods, Inc. (a)	86,540	6,731,947
		18,890,885
Health Care Equipment & Supplies - 5.8%
Cantel Medical Corp.	66,695	3,781,606
Cynosure, Inc. - Class A (a)	275,588	8,278,664
Endologix, Inc. (a)	424,588	5,205,449
LDR Holding Corporation (a)	147,175	5,081,953
PRA Health Sciences, Inc. (a)	125,177	4,860,623
VWR Corporation (a)	469,925	12,072,373
		39,280,668
Health Care Providers & Services - 6.1%
Acadia Healthcare Company, Inc. (a)	141,508	9,377,735
Aceto Corporation	346,143	9,501,625
Omnicell, Inc. (a)	331,715	10,316,337
Team Health Holdings, Inc. (a)	230,245	12,440,137
		41,635,834
Hotels, Restaurants & Leisure - 5.9%
Belmond Ltd. - Class A (a) (b)	420,037	4,246,574
Brinker International, Inc.	190,825	10,050,753
La Quinta Holdings Inc (a)	536,150	8,460,447
Popeyes Louisiana Kitchen, Inc. (a)	197,025	11,104,329
Zoe’s Kitchen Inc (a)	157,265	6,210,395
		40,072,498
Internet & Catalog Retail - 0.6%
HSN, Inc.	75,260	4,307,882

Internet Software & Services - 6.8%
Criteo SA - ADR (a) (b)	224,960	8,444,998
Euronet Worldwide, Inc. (a)	237,635	17,606,377
LogMeIn, Inc. (a)	152,835	10,417,234
SPS Commerce, Inc. (a)	144,090	9,782,270
		46,250,879
Leisure Equipment & Products - 1.9%
Pool Corporation	177,130	12,806,499

Machinery - 1.9%
Barnes Group Inc.	235,730	8,498,066
Generac Holdings, Inc. (a)	37,150	1,117,844
The Manitowoc Company, Inc.	194,640	2,919,600
		12,535,510
Media - 1.5%
The E.W. Scripps Company - Class A	558,115	9,861,892

Multiline Retail - 1.4%
Burlington Stores, Inc. (a)	182,760	9,328,070

Oil & Gas & Consumable Fuels - 2.0%
Diamondback Energy Inc. (a)	105,470	6,813,362
Memorial Resource Development Corp. (a)	57,580	1,012,256
Synergy Resources Corporation (a)	611,720	5,994,856
		13,820,474
Pharmaceuticals - 1.8%
Akorn, Inc. (a)	326,173	9,297,562
Cambrex Corp. (a)	74,115	2,940,883
		12,238,445
Professional Services - 2.7%
The Advisory Board Company (a)	148,955	6,783,411
FTI Consulting, Inc. (a)	283,905	11,784,896
		18,568,307
Real Estate Investment Trusts - 7.1%
CubeSmart	344,685	9,378,879
Kennedy-Wilson Holdings Inc.	391,412	8,677,604
Pebblebrook Hotel Trust	98,500	3,491,825
Sovran Self Storage, Inc.	131,890	12,437,227
Stag Industrial, Inc.	170,245	3,100,161

Strategic Hotels & Resorts, Inc. (a)	774,810	10,684,630
		47,770,326
Road & Rail - 1.5%
ArcBest Corp	40,045	1,031,960
Landstar System, Inc.	138,020	8,760,129
		9,792,089
Semiconductor Equipment & Products - 1.5%
Rambus Inc. (a)	871,820	10,287,476

Software - 8.6%
ACI Worldwide, Inc. (a)	524,015	11,067,197
Callidus Software, Inc. (a)	104,775	1,780,127
Fair Isaac Corporation	122,595	10,359,277
Interactive Intelligence Group, Inc. (a)	132,960	3,950,242
Manhattan Associates, Inc. (a)	190,810	11,887,463
Proofpoint, Inc. (a)	145,205	8,758,766
Take-Two Interactive Software, Inc. (a)	372,375	10,698,334
		58,501,406
Specialty Retail - 1.9%
Monro Muffler Brake, Inc.	186,720	12,612,936

Thrifts & Mortgage Finance - 1.7%
Home Bancshares Inc.	291,448	11,803,644

Trading Companies & Distributors - 1.8%
Watsco, Inc.	101,855	12,067,780

TOTAL COMMON STOCKS
(Cost $554,822,555)		657,076,818

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds (c) - 3.4%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	2,941,350	2,941,350
Federated Government Obligations Fund - Institutional Shares, 0.01%	19,973,623	19,973,623

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,914,973)		22,914,973

Total Investments - 100.3%
(Cost $577,737,528)		679,991,791
Liabilities in Excess of Other Assets - (0.3)%		(2,146,042)
TOTAL NET ASSETS - 100.0%		$677,845,749

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$577,737,528
Gross unrealized appreciation	$129,802,837
Gross unrealized depreciation	(27,548,574)
Net unrealized appreciation	$102,254,263

* Because tax adjustments are calculated annually, the above table does not reflect tax  adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or  annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of  MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P  and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Aerospace & Defense - 1.8%
Hexcel Corporation	134,890	$6,051,165

Automobiles - 2.1%
Lithia Motors, Inc. - Class A	63,920	6,910,391

Banks - 6.4%
BancorpSouth, Inc.	216,710	5,151,197
Bank of the Ozarks, Inc.	132,590	5,802,137
Signature Bank (a)	38,910	5,352,460
Texas Capital Bancshares, Inc. (a)	96,405	5,053,550
		21,359,344
Biotechnology - 4.4%
Charles River Laboratories International, Inc. (a)	110,525	7,020,548
Exact Sciences Corp. (a)	424,975	7,645,300
		14,665,848
Building Products - 1.5%
Fortune Brands Home & Security Inc.	107,425	5,099,465

Capital Markets - 2.5%
E*Trade Financial Corporation (a)	313,640	8,258,141

Commercial Services & Supplies - 2.2%
Healthcare Services Group, Inc.	220,120	7,418,044

Communications Equipment - 1.4%
Ciena Corporation (a)	139,960	2,899,971
Infinera Corporation (a)	84,770	1,658,101
		4,558,072
Construction Materials - 1.8%
Martin Marietta Materials, Inc.	38,315	5,821,964

Consumer Finance - 1.6%
PRA Group Inc (a)	101,975	5,396,517

Diversified Financials - 2.3%
Jones Lang LaSalle Incorporated	53,915	7,751,360

Electrical Equipment & Instruments - 1.9%
Acuity Brands, Inc.	35,840	6,292,787

Food Products - 2.9%
TreeHouse Foods, Inc. (a)	45,520	3,541,001
The WhiteWave Foods Company (a)	150,855	6,056,828
		9,597,829
Health Care Equipment & Supplies - 7.3%
Align Technology, Inc. (a)	127,830	7,255,631
DexCom Inc. (a)	113,400	9,736,524
PerkinElmer, Inc.	121,775	5,596,779
VWR Corporation (a)	66,120	1,698,623
		24,287,557

Health Care Providers & Services - 4.5%
Acadia Healthcare Company, Inc. (a)	127,035	8,418,609
Team Health Holdings, Inc. (a)	120,385	6,504,402
		14,923,011
Hotels, Restaurants & Leisure - 3.0%
Brinker International, Inc.	123,985	6,530,290
La Quinta Holdings Inc (a)	211,785	3,341,967
		9,872,257
Household Durables - 2.0%
Lennar Corporation - Class A	137,375	6,611,859

Internet & Catalog Retail - 1.0%
HSN, Inc.	59,520	3,406,925

Internet Software & Services - 4.7%
Criteo SA - ADR (a) (b)	136,905	5,139,414
Euronet Worldwide, Inc. (a)	141,955	10,517,446
		15,656,860
Leisure Equipment & Products - 2.0%
Pool Corporation	92,845	6,712,694

Machinery - 2.5%
The Middleby Corporation (a)	79,495	8,362,080

Media - 1.6%
TEGNA Inc.	228,620	5,118,802

Multiline Retail - 1.5%
Burlington Stores, Inc. (a)	97,345	4,968,489

Oil & Gas & Consumable Fuels - 2.9%
Diamondback Energy Inc. (a)	67,125	4,336,275
Matador Resources Company (a)	166,015	3,443,151
Memorial Resource Development Corp. (a)	96,005	1,687,768
		9,467,194
Pharmaceuticals - 2.0%
Akorn, Inc. (a)	230,690	6,575,818

Professional Services - 2.3%
FTI Consulting, Inc. (a)	181,410	7,530,329

Real Estate Investment Trusts - 5.7%
CubeSmart	68,515	1,864,293
Kennedy-Wilson Holdings Inc.	147,650	3,273,401
Sovran Self Storage, Inc.	81,740	7,708,082
Strategic Hotels & Resorts, Inc. (a)	434,880	5,996,995
		18,842,771
Road & Rail - 1.5%
Landstar System, Inc.	77,535	4,921,146

Semiconductor Equipment & Products - 2.2%
Rambus Inc. (a)	604,825	7,136,935

Software - 10.9%
ACI Worldwide, Inc. (a)	355,870	7,515,974
Fair Isaac Corporation	70,330	5,942,885
Fortinet Inc. (a)	237,555	10,091,337
Manhattan Associates, Inc. (a)	96,575	6,016,623
Take-Two Interactive Software, Inc. (a)	226,055	6,494,560
		36,061,379
Specialty Retail - 3.3%
Tractor Supply Company	62,570	5,275,902
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	35,320	5,769,522
		11,045,424
Trading Companies & Distributors - 1.8%
Watsco, Inc.	51,150	6,060,252

TOTAL COMMON STOCKS
(Cost $276,509,887)		316,742,709

SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds (c) - 4.6%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	5,496,182	5,496,182
Federated Government Obligations Fund - Institutional Shares, 0.01%	9,702,021	9,702,021

TOTAL SHORT-TERM INVESTMENTS
(Cost $15,198,203)		15,198,203

Total Investments - 100.1%
(Cost $291,708,090)		331,940,912
Liabilities in Excess of Other Assets - (0.1)%		(176,647)
TOTAL NET ASSETS - 100.0%		$331,764,265

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$291,708,090
Gross unrealized appreciation	$53,288,968
Gross unrealized depreciation	(13,056,146)
Net unrealized appreciation	$40,232,822

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Aerospace & Defense - 3.3%
Honeywell International Inc.	60,000	$5,681,400
Rockwell Collins, Inc.	40,000	3,273,600
		8,955,000
Auto Components - 1.4%
Gentex Corporation	250,000	3,875,000

Banks - 9.4%
Bank of America Corporation	290,000	4,518,200
Comerica Incorporated	128,000	5,260,800
Cullen/Frost Bankers, Inc.	65,000	4,132,700
Glacier Bancorp, Inc.	60,000	1,583,400
SunTrust Banks, Inc.	109,604	4,191,257
Wells Fargo & Company	120,000	6,162,000
		25,848,357
Beverages - 2.8%
The Coca-Cola Company	65,000	2,607,800
PepsiCo, Inc.	55,000	5,186,500
		7,794,300
Biotechnology - 4.0%
Amgen Inc.	40,000	5,532,800
Celgene Corporation (a)	50,000	5,408,500
		10,941,300
Chemicals - 5.1%
E. I. du Pont de Nemours and Company	60,000	2,892,000
Ecolab Inc.	30,000	3,291,600
FMC Corporation	103,000	3,492,730
Monsanto Company	50,000	4,267,000
		13,943,330
Commercial Services & Supplies - 2.3%
Copart, Inc. (a)	100,000	3,290,000
Waste Connections, Inc.	65,000	3,157,700
		6,447,700
Computers & Peripherals - 2.4%
Apple Inc.	60,000	6,618,000

Construction Materials - 1.4%
Martin Marietta Materials, Inc.	25,000	3,798,750

Containers & Packaging - 1.7%
Ball Corporation	75,000	4,665,000

Diversified Financials - 1.4%
JPMorgan Chase & Co.	65,000	3,963,050

Electrical Equipment & Instruments - 2.2%
Franklin Electric Co., Inc.	85,000	2,314,550
Roper Industries, Inc.	23,000	3,604,100
		5,918,650
Electronic Equipment & Instruments - 1.0%
National Instruments Corporation	55,000	1,528,450
Trimble Navigation Limited (a)	70,000	1,149,400
		2,677,850

Energy Equipment & Services - 1.0%
Schlumberger Limited (b)	39,500	2,724,315

Food & Drug Retailing - 1.5%
Walgreens Boots Alliance, Inc.	50,000	4,155,000

Food Products - 2.4%
Mondelez International Inc. - Class A	70,000	2,930,900
The WhiteWave Foods Company (a)	90,000	3,613,500
		6,544,400
Health Care Equipment & Supplies - 5.7%
Medtronic, PLC (b)	73,000	4,886,620
PerkinElmer, Inc.	100,000	4,596,000
Thermo Fisher Scientific Inc.	50,000	6,114,000
		15,596,620
Household Durables - 2.5%
Jarden Corporation (a)	142,500	6,965,400

Household Products - 2.4%
Kimberly-Clark Corporation	45,000	4,906,800
The Procter & Gamble Company	25,000	1,798,500
		6,705,300
Internet Software & Services - 3.8%
Akamai Technologies, Inc. (a)	90,000	6,215,400
Sabre Corporation	160,000	4,348,800
		10,564,200
IT Consulting & Services - 0.8%
PayPal Holdings, Inc. (a)	75,000	2,328,000

Machinery - 6.6%
Danaher Corporation	75,000	6,390,750
Generac Holdings, Inc. (a)	108,000	3,249,720
The Gorman-Rupp Company	67,500	1,617,975
The Toro Company	37,000	2,609,980
Valmont Industries, Inc.	45,000	4,270,050
		18,138,475
Marine - 1.0%
Kirby Corporation (a)	45,000	2,787,750

Media - 2.5%
Time Warner Inc.	34,000	2,337,500
The Walt Disney Company	43,385	4,433,947
		6,771,447
Metals & Mining - 0.5%
Carpenter Technology Corporation	48,000	1,428,960

Oil & Gas & Consumable Fuels - 8.2%
Cabot Oil & Gas Corporation	140,000	3,060,400
ConocoPhillips	115,000	5,515,400
EOG Resources, Inc.	60,000	4,368,000
Exxon Mobil Corporation	70,000	5,204,500
Occidental Petroleum Corporation	65,000	4,299,750
		22,448,050
Personal Products - 0.7%
The Estee Lauder Companies Inc. - Class A	25,000	2,017,000

Pharmaceuticals - 6.6%
Abbott Laboratories	90,000	3,619,800
AbbVie Inc.	65,000	3,536,650
Johnson & Johnson	38,000	3,547,300
Merck & Co., Inc.	80,000	3,951,200
Pfizer Inc.	115,000	3,612,150
		18,267,100
Road & Rail - 2.9%
Kansas City Southern	20,000	1,817,600
Union Pacific Corporation	70,000	6,188,700
		8,006,300
Software - 3.0%
Adobe Systems Incorporated (a)	45,000	3,699,900
Microsoft Corporation	100,000	4,426,000
		8,125,900
Specialty Retail - 4.3%
The Home Depot, Inc.	50,000	5,774,500
Tiffany & Co.	35,000	2,702,700
Tractor Supply Company	40,000	3,372,800
		11,850,000
Textiles, Apparel & Luxury Goods - 3.0%
NIKE, Inc. - Class B	33,500	4,119,495
V.F. Corporation	60,000	4,092,600
		8,212,095
TOTAL COMMON STOCKS
(Cost $199,975,205)		269,082,599

SHORT-TERM INVESTMENT - 2.4%
Money Market Fund (c) - 2.4%

Federated Government Obligations Fund - Institutional Shares, 0.01%	6,546,143	6,546,143

TOTAL SHORT-TERM INVESTMENT
(Cost $6,546,143)		6,546,143

Total Investments - 100.2%
(Cost $206,521,348)		275,628,742
Liabilities in Excess of Other Assets - (0.2)%		(555,754)
TOTAL NET ASSETS - 100.0%		$275,072,988

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$206,521,348
Gross unrealized appreciation	$80,024,528
Gross unrealized depreciation	(10,917,134)
Net unrealized appreciation	$69,107,394

* Because tax adjustments are calculated annually, the above table does not reflect tax  adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or  annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 67.0%	Shares	Value
Aerospace & Defense - 2.5%
General Dynamics Corporation	1,400	$193,130
Honeywell International Inc.	3,400	321,946
Rockwell Collins, Inc.	4,400	360,096
		875,172
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B	2,600	256,594

Banks - 5.8%
Bank of America Corporation	17,000	264,860
Comerica Incorporated	9,500	390,450
Cullen/Frost Bankers, Inc.	3,900	247,962
SunTrust Banks, Inc.	10,300	393,872
Wells Fargo & Company	7,571	388,771
Zions Bancorporation	13,300	366,282
		2,052,197
Beverages - 1.9%
The Coca-Cola Company	8,600	345,032
PepsiCo, Inc.	3,600	339,480
		684,512
Biotechnology - 1.6%
Celgene Corporation (a)	5,400	584,118

Chemicals - 2.7%
Air Products and Chemicals, Inc.	2,500	318,950
Airgas, Inc.	3,000	267,990
E. I. du Pont de Nemours and Company	4,200	202,440
Monsanto Company	1,900	162,146
		951,526
Commercial Services & Supplies - 1.9%
Copart, Inc. (a)	11,000	361,900
Waste Management, Inc.	6,100	303,841
		665,741
Communications Equipment - 0.3%
QUALCOMM Incorporated	2,000	107,460

Computers & Peripherals - 3.1%
Apple Inc.	5,950	656,285
EMC Corporation	9,400	227,104
International Business Machines Corporation	1,500	217,455
		1,100,844
Construction Materials - 1.1%
Martin Marietta Materials, Inc.	2,700	410,265

Containers & Packaging - 0.9%
Ball Corporation	5,400	335,880

Diversified Financial Services - 1.1%
Moody’s Corporation	4,000	392,800

Diversified Financials - 0.8%
JP Morgan Chase & Co.	4,800	292,656

Diversified Telecommunication Services - 1.7%
AT&T Inc.	13,832	450,646
Verizon Communications, Inc.	3,841	167,122
		617,768
Electrical Equipment & Instruments - 0.4%
Emerson Electric Co.	3,000	132,510

Electronic Equipment & Instruments - 0.9%
National Instruments Corporation	7,500	208,425
Trimble Navigation Limited (a)	6,000	98,520
		306,945
Energy Equipment & Services - 0.7%
Schlumberger Limited (b)	3,395	234,153

Food & Drug Retailing - 2.9%
CVS Health Corporation	3,700	356,976
Wal-Mart Stores, Inc.	4,100	265,844
Walgreens Boots Alliance, Inc.	4,900	407,190
		1,030,010
Health Care Equipment & Supplies - 3.4%
Medtronic, PLC (b)	4,300	287,842
PerkinElmer, Inc.	11,600	533,136
Thermo Fisher Scientific Inc.	3,100	379,068
		1,200,046
Household Durables - 1.2%
Jarden Corporation (a)	4,500	219,960
Whirlpool Corporation	1,500	220,890
		440,850
Household Products - 2.5%
Colgate-Palmolive Company	5,500	349,030
Kimberly-Clark Corporation	2,800	305,312
The Procter & Gamble Company	3,500	251,790
		906,132
Industrial Conglomerates - 0.7%
General Electric Company	9,400	237,068

Insurance - 1.6%
MetLife, Inc.	6,300	297,045
Prudential Financial, Inc.	3,400	259,114
		556,159
Internet Catalog & Retail - 1.4%
Amazon.com, Inc. (a)	1,000	511,890

Internet Software & Services - 3.8%
Akamai Technologies, Inc. (a)	5,400	372,924
eBay Inc. (a)	6,000	146,640
Google Inc. - Class A (a)	350	223,430
Google Inc. - Class C (a)	350	212,947
Sabre Corporation	14,000	380,520
		1,336,461
IT Consulting & Services - 2.1%
Accenture PLC - Class A (b)	3,200	314,432
Automatic Data Processing, Inc.	3,200	257,152
PayPal Holdings, Inc. (a)	6,000	186,240
		757,824
Machinery - 1.2%
Danaher Corporation	4,900	417,529

Media - 2.8%
CBS Corporation - Class B	5,600	223,440
Time Warner Inc.	5,100	350,625
The Walt Disney Company	4,000	408,800
		982,865
Oil & Gas & Consumable Fuels - 4.1%
Cabot Oil & Gas Corporation	10,200	222,972
Chevron Corporation	2,695	212,582
EOG Resources, Inc.	3,800	276,640
Exxon Mobil Corporation	3,227	239,927
Pioneer Natural Resources Company	1,400	170,296
Range Resources Corporation	4,000	128,480
The Williams Companies, Inc.	5,700	210,045
		1,460,942
Pharmaceuticals - 3.8%
Abbott Laboratories	10,200	410,244
AbbVie Inc.	6,300	342,783
Merck & Co., Inc.	5,800	286,462
Pfizer Inc.	10,000	314,100
		1,353,589
Real Estate Investment Trusts - 0.6%
American Tower Corporation	2,600	228,748

Road & Rail - 0.7%
Union Pacific Corporation	3,000	265,230

Software - 1.7%
Adobe Systems Incorporated (a)	3,900	320,658
Citrix Systems, Inc. (a)	4,000	277,120
		597,778
Specialty Retail - 2.6%
The Home Depot, Inc.	4,000	461,960
O’Reilly Automotive, Inc. (a)	1,900	475,000
		936,960
Textiles, Apparel & Luxury Goods - 1.1%
V.F. Corporation	5,700	388,797

Thrifts & Mortgage Finance - 0.7%
Capitol Federal Financial Inc.	19,500	236,340

TOTAL COMMON STOCKS
(Cost $15,060,753)		23,846,359

	Principal
CORPORATE BONDS - 27.2%	Amount
Banks - 3.5%
BB&T Corporation:
2.150%, 03/22/2017
Callable 02/22/2017	$200,000	202,678
2.250%, 02/01/2019
Callable 01/02/2019	115,000	116,229
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/23/2019	310,000	309,782
SunTrust Banks, Inc.
3.500%, 01/20/2017
Callable 12/20/2016	300,000	307,456
Wells Fargo & Company:
2.625%, 12/15/2016	100,000	102,011
2.150%, 01/15/2019	200,000	201,671
		1,239,827

Beverages - 0.3%
Anheuser-Busch InBev Worldwide Inc.
1.375%, 07/15/2017	100,000	99,998

Biotechnology - 2.4%
Amgen Inc.:
2.125%, 05/15/2017	225,000	227,951
2.200%, 05/22/2019
Callable 04/22/2019	100,000	100,498
Celgene Corporation
1.900%, 08/15/2017	175,000	176,358
Gilead Sciences, Inc.
2.050%, 04/01/2019	335,000	337,465
		842,272
Chemicals - 2.4%
Air Products and Chemicals, Inc.
1.200%, 10/15/2017	150,000	149,527
Eastman Chemical Company
2.400%, 06/01/2017	160,000	162,181
ECOLAB INC.
1.450%, 12/08/2017	250,000	248,903
The Sherwin-Williams Company
1.350%, 12/15/2017	300,000	299,010
		859,621
Communications Equipment - 1.0%
QUALCOMM Incorporated
2.250%, 05/20/2020	350,000	349,346

Computers & Peripherals - 1.3%
Hewlett-Packard Company
3.000%, 09/15/2016	175,000	178,307
NetApp, Inc.
2.000%, 12/15/2017	300,000	300,474
		478,781
Consumer Finance - 0.5%
American Express Credit Corporation
2.375%, 03/24/2017	175,000	177,788

Consumer Services - 0.6%
The Western Union Company
2.875%, 12/10/2017	225,000	229,939

Diversified Financials - 0.9%
JPMorgan Chase & Co.
2.000%, 08/15/2017	300,000	302,624

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.
2.000%, 11/01/2016	250,000	252,725

Electrical Equipment - 0.8%
Rockwell Automation Inc.
2.050%, 03/01/2020
Callable 02/01/2020	288,000	289,265

Electrical Equipment & Instruments - 0.8%
Roper Industries, Inc.
1.850%, 11/15/2017	300,000	300,567

Energy Equipment & Services - 0.6%
National Oilwell Varco, Inc.
1.350%, 12/01/2017	200,000	198,550

Food & Drug Retailing - 0.8%
CVS Health Corporation:
5.750%, 06/01/2017	100,000	107,368
2.250%, 12/05/2018
Callable 11/05/2018	175,000	177,675
		285,043
Food Products - 0.2%
Kraft Foods Group, Inc.
2.250%, 06/05/2017	75,000	75,881

Health Care Equipment & Supplies - 0.9%
Thermo Fisher Scientific Inc.
1.850%, 01/15/2018	325,000	325,216

Health Care Providers & Services - 0.1%
Express Scripts Holding Co
2.650%, 02/15/2017	45,000	45,756

Internet Catalog & Retail - 0.8%
Amazon.com, Inc.
1.200%, 11/29/2017	295,000	293,923

Internet Software & Services - 0.3%
eBay Inc.
1.350%, 07/15/2017	125,000	124,343

Media - 0.9%
DIRECTV Holdings LLC
2.400%, 03/15/2017	300,000	304,074

Oil & Gas & Consumable Fuels - 2.1%
EOG Resources, Inc.
2.450%, 04/01/2020
Callable 03/01/2020	200,000	202,009
Kinder Morgan Inc.
2.000%, 12/01/2017	200,000	198,655
Noble Holding International Limited (b)
2.500%, 03/15/2017	150,000	139,543
Occidental Petroleum Corporation
1.750%, 02/15/2017	200,000	201,776
		741,983
Pharmaceuticals - 2.1%
Abbott Laboratories
2.000%, 03/15/2020	250,000	249,924
AbbVie Inc.
2.000%, 11/06/2018	134,000	134,612
Merck & Co., Inc.
1.100%, 01/31/2018	275,000	274,764
Teva Pharmaceutical Industries Ltd. (b)
2.400%, 11/10/2016	100,000	101,235
		760,535
Real Estate Investment Trusts - 0.9%
American Tower Corporation:
3.400%, 02/15/2019	200,000	206,038
2.800%, 06/01/2020
Callable 05/01/2020	100,000	99,902
		305,940

Semiconductor Equipment & Products - 1.7%
Broadcom Corporation
2.700%, 11/01/2018	300,000	307,466
Intel Corporation
1.350%, 12/15/2017	300,000	299,561
		607,027
Software - 0.6%
Oracle Corporation
1.200%, 10/15/2017	200,000	200,396

TOTAL CORPORATE BONDS
(Cost $9,681,959)		9,691,420

SHORT-TERM INVESTMENTS - 5.0%	Shares
Money Market Funds (c) - 5.0%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	754,566	754,566
Federated Government Obligations Fund - Institutional Shares, 0.01%	1,023,718	1,023,718

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,778,284)		1,778,284

Total Investments - 99.2%
(Cost $26,520,996)		35,316,063
Other Assets in Excess of Liabilities - 0.8%		275,640
TOTAL NET ASSETS - 100.0%		$35,591,703

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$26,520,996
Gross unrealized appreciation	$9,369,745
Gross unrealized depreciation	(574,678)
Net unrealized appreciation	$8,795,067

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of  MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P  and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	Principal
CORPORATE BONDS - 81.9%	Amount	Value
Aerospace & Defense - 0.6%
Lockheed Martin Corporation
7.650%, 05/01/2016	$1,250,000	$1,298,213

Air Freight & Logistics - 1.1%
FedEx Corp.
3.200%, 02/01/2025	2,500,000	2,430,027

Banks - 10.6%
Bank of America Corporation:
1.317%, 03/22/2018 (a)	4,548,000	4,576,807
4.200%, 08/26/2024	4,000,000	4,004,496
Branch Banking & Trust Company:
0.862%, 09/13/2016 (a)	2,325,000	2,321,561
0.793%, 05/23/2017 (a)	2,534,000	2,520,486
1.350%, 10/01/2017
Callable 09/01/2017	500,000	499,934
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/23/2019	1,000,000	999,298
SunTrust Banks, Inc.
3.500%, 01/20/2017
Callable 12/20/2016	875,000	896,746
Wells Fargo & Company:
0.863%, 04/23/2018 (a)	2,500,000	2,510,978
4.125%, 08/15/2023	5,000,000	5,202,590
		23,532,896
Beverages - 0.1%
PepsiCo, Inc.
7.900%, 11/01/2018	214,000	253,084

Biotechnology - 1.9%
Celgene Corporation
4.000%, 08/15/2023	4,000,000	4,119,876

Building Products - 0.7%
Masco Corporation
7.125%, 03/15/2020	1,350,000	1,562,625

Capital Markets - 2.7%
Morgan Stanley (a):
1.514%, 04/25/2018	2,500,000	2,536,780
1.083%, 01/24/2019	3,500,000	3,504,939
		6,041,719
Chemicals - 1.3%
Airgas, Inc.
2.950%, 06/15/2016
Callable 05/15/2016	950,000	961,302
ECOLAB INC.
3.000%, 12/08/2016	1,760,000	1,794,354
		2,755,656

Commercial Services & Supplies - 0.5%
Republic Services, Inc.
5.500%, 09/15/2019	1,000,000	1,117,994

Communications Equipment - 0.8%
Cisco Systems, Inc.:
5.500%, 02/22/2016	1,000,000	1,019,277
4.950%, 02/15/2019	700,000	772,785
		1,792,062
Computers & Peripherals - 3.5%
Hewlett-Packard Company:
1.174%, 01/14/2019 (a)	2,000,000	2,019,600
4.650%, 12/09/2021	2,000,000	2,123,790
4.050%, 09/15/2022	2,000,000	2,017,928
International Business Machines Corporation
5.700%, 09/14/2017	1,500,000	1,630,913
		7,792,231
Consumer Finance - 2.5%
American Express Company (a)
0.823%, 05/22/2018	3,533,000	3,530,725
American Express Credit Corporation
2.800%, 09/19/2016	1,900,000	1,933,292
		5,464,017
Consumer Services - 2.7%
The Western Union Company:
5.930%, 10/01/2016	1,000,000	1,043,833
2.875%, 12/10/2017	2,250,000	2,299,390
3.650%, 08/22/2018	2,500,000	2,584,312
		5,927,535
Containers & Packaging - 2.3%
Ball Corporation:
5.000%, 03/15/2022	2,000,000	2,015,000
5.250%, 07/01/2025	3,000,000	2,968,110
		4,983,110
Diversified Financials - 4.2%
JPMorgan Chase & Co.:
3.450%, 03/01/2016	4,125,000	4,170,614
1.134%, 01/25/2018 (a)	3,000,000	3,015,321
3.875%, 09/10/2024	2,000,000	1,984,596
		9,170,531
Diversified Telecommunication Services - 9.7%
AT&T Inc. (a):
1.146%, 11/27/2018	3,000,000	3,002,823
0.909%, 03/11/2019	1,500,000	1,488,940
CenturyLink, Inc.:
5.150%, 06/15/2017	2,000,000	2,062,500
6.150%, 09/15/2019	1,402,000	1,402,000
5.800%, 03/15/2022	4,500,000	3,864,375
Verizon Communications Inc. (a):
1.771%, 09/15/2016	4,000,000	4,038,916
1.991%, 09/14/2018	4,000,000	4,115,664
4.150%, 03/15/2024
Callable 12/15/2023	1,500,000	1,554,260
		21,529,478
Electrical Equipment & Instruments - 0.9%
Roper Industries, Inc.
1.850%, 11/15/2017	2,000,000	2,003,782

Energy Equipment & Services - 1.5%
Weatherford International, Inc.
6.350%, 06/15/2017	1,550,000	1,586,744
Weatherford International Ltd. (b)
4.500%, 04/15/2022
Callable 01/15/2022	2,000,000	1,619,782
		3,206,526
Food & Drug Retailing - 4.9%
CVS Health Corporation:
1.200%, 12/05/2016	2,000,000	2,005,012
5.750%, 06/01/2017	2,750,000	2,952,614
2.250%, 12/05/2018
Callable 11/05/2018	1,725,000	1,751,374
4.125%, 05/15/2021
Callable 02/15/2021	2,000,000	2,143,532
Walgreens Boots Alliance, Inc.
3.800%, 11/18/2024
Callable 08/18/2024	2,000,000	1,993,110
		10,845,642
Food Products - 0.3%
Kraft Foods Group, Inc.
2.250%, 06/05/2017	555,000	561,522

Health Care Equipment & Supplies - 3.3%
DENTSPLY International Inc.
2.750%, 08/15/2016	1,446,000	1,464,773
PerkinElmer, Inc.
5.000%, 11/15/2021
Callable 08/15/2021	1,094,000	1,178,724
Thermo Fisher Scientific, Inc.
4.150%, 02/01/2024
Callable 11/01/2023	4,500,000	4,668,952
		7,312,449
Health Care Providers & Services - 2.3%
Express Scripts Holding Co
3.125%, 05/15/2016	2,760,000	2,791,831
McKesson Corporation
3.250%, 03/01/2016	2,275,000	2,295,172
		5,087,003
Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corporation
5.350%, 03/01/2018	1,000,000	1,090,206

Household Durables - 2.2%
Jarden Corporation
7.500%, 05/01/2017	4,618,000	4,952,805

Household Products - 0.5%
The Procter & Gamble Company
8.000%, 09/01/2024	775,000	1,061,655

Insurance - 1.4%
Prudential Financial, Inc.
3.000%, 05/12/2016	3,023,000	3,060,337

Media - 0.7%
The Walt Disney Company
5.625%, 09/15/2016	1,500,000	1,571,827

Metals & Mining - 0.2%
Alcoa Inc.
5.550%, 02/01/2017	500,000	516,875

Multiline Retail - 2.1%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,701,236

Oil & Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,000,000	2,078,920
6.375%, 09/15/2017	2,000,000	2,159,254
Enterprise Products Operating LLC:
3.200%, 02/01/2016	2,229,000	2,244,358
3.750%, 02/15/2025
Callable 11/15/2024	4,000,000	3,819,484
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	3,000,000	2,731,317
Noble Holding International Ltd. (b)
3.950%, 03/15/2022	2,500,000	1,883,328
Range Resources Corporation
5.000%, 08/15/2022
Callable 02/15/2017	4,350,000	3,871,500
		18,788,161
Pharmaceuticals - 0.5%
Allergan, Inc.
1.350%, 03/15/2018	1,017,000	999,635

Real Estate Investment Trusts - 4.1%
American Tower Corporation:
5.050%, 09/01/2020	1,250,000	1,367,676
4.700%, 03/15/2022	4,870,000	5,126,873
5.000%, 02/15/2024	2,500,000	2,631,118
		9,125,667
Road & Rail - 0.1%
Burlington Northern Santa Fe Corporation
5.650%, 05/01/2017	185,000	197,393

Semiconductor Equipment & Products - 0.9%
Analog Devices, Inc.
3.000%, 04/15/2016	1,050,000	1,062,880
Texas Instruments Incorporated
2.375%, 05/16/2016	1,000,000	1,012,060
		2,074,940
Software & Services - 1.1%
Sabre GLBL Inc. (c)
5.375%, 04/15/2023
Callable 04/15/2018
(Acquired 04/08/2015, Cost $2,548,100)	2,500,000	2,475,000

Specialty Retail - 0.7%
Lowe’s Companies, Inc.
5.000%, 10/15/2015	525,000	525,704
O’Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	1,000,000	1,106,194
		1,631,898
TOTAL CORPORATE BONDS
(Cost $181,974,771)		181,035,613

PREFERRED STOCK - 0.9%	Shares
Capital Markets - 0.9%
Merrill Lynch Preferred Capital Trust III	75,000	1,902,750
Callable 12/21/2015

TOTAL PREFERRED STOCK
(Cost $1,820,339)		1,902,750

	Principal
U.S. GOVERNMENT ISSUES - 5.8%	Amount
U.S. Treasury Notes - 5.8%
4.500%, 02/15/2016	$500,000	508,174
2.000%, 07/31/2020	2,000,000	2,059,192
2.250%, 07/31/2021	2,000,000	2,074,414
2.000%, 02/15/2023	2,000,000	2,026,888
2.500%, 08/15/2023	2,000,000	2,090,976
2.250%, 11/15/2024	2,000,000	2,037,864
2.000%, 02/15/2025	2,000,000	1,992,552

TOTAL U.S. GOVERNMENT ISSUES
(Cost $12,583,968)		12,790,060

U.S. GOVERNMENT SPONSORED ENTITIES - 7.5%
Fannie Mae - 1.4%
5.000%, 03/15/2016	1,000,000	1,021,765
2.000%, 07/12/2027
Callable 07/12/2016	2,000,000	2,029,932
		3,051,697
Federal Home Loan Banks - 5.9%
4.875%, 05/17/2017	1,000,000	1,068,737
1.000%, 03/30/2020
Callable 12/30/2015	2,500,000	2,504,080
1.000%, 09/30/2021
Callable 09/30/2016	5,000,000	5,007,160
1.000%, 03/26/2025
Callable 12/26/2015	2,500,000	2,498,857
1.000%, 05/13/2030
Callable 05/13/2016	2,000,000	1,993,618
		13,072,452
Freddie Mac - 0.2%
5.125%, 11/17/2017	500,000	545,498

TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $16,477,648)		16,669,647

SHORT-TERM INVESTMENTS - 3.4%
Corporate Bond - 1.3%
Thermo Fisher Scientific, Inc.
2.250%, 08/15/2016	2,913,000	2,938,865

Money Market Fund (d) - 2.1%	Shares
Federated Government Obligations Fund - Institutional Shares, 0.01%	4,599,327	4,599,327

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,540,554)		7,538,192

Total Investments - 99.5%
(Cost $220,397,280)		219,936,262
Other Assets in Excess of Liabilities - 0.5%		1,141,776
TOTAL NET ASSETS - 100.0%		$221,078,038

(a)	Floating rate.
(b)	Security issued by non-U.S. incorporated company.
(c)
Restricted security.  Resale to the public may require registration or may extend only to qualified institutional buyers.  The fair market value of the security was $2,475,000 representing 1.1% of the Fund’s total net assets.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$220,397,280
Gross unrealized appreciation	$3,053,340
Gross unrealized depreciation	(3,514,358)
Net unrealized depreciation	($461,018)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Aerospace & Defense - 3.1%
Honeywell International Inc.	15,000	$1,420,350

Auto Components - 3.3%
The Goodyear Tire & Rubber Company	50,000	1,466,500

Banks - 14.0%
BOK Financial Corporation	17,500	1,132,425
Comerica Incorporated	25,000	1,027,500
Cullen/Frost Bankers, Inc.	15,000	953,700
SunTrust Banks, Inc.	40,000	1,529,600
Zions Bancorporation	60,000	1,652,400
		6,295,625
Beverages - 4.2%
The Coca-Cola Company	17,500	702,100
PepsiCo, Inc.	12,500	1,178,750
		1,880,850
Chemicals - 3.1%
FMC Corporation	23,000	779,930
Monsanto Company	7,500	640,050
		1,419,980
Commercial Services & Supplies - 1.3%
Copart, Inc. (a)	17,500	575,750

Computers & Peripherals - 1.3%
International Business Machines Corporation	4,020	582,779

Construction Materials - 4.2%
Martin Marietta Materials, Inc.	12,500	1,899,375

Diversified Financials - 3.4%
JPMorgan Chase & Co.	25,000	1,524,250

Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	8,000	348,080

Electrical Equipment & Instruments - 3.1%
Roper Industries, Inc.	9,000	1,410,300

Electronic Equipment & Instruments - 1.1%
Trimble Navigation Limited (a)	30,000	492,600

Energy Equipment & Services - 1.3%
Schlumberger Limited (b)	8,400	579,348

Food & Drug Retailing - 3.7%
CVS Health Corporation	17,500	1,688,400

Food Products - 4.3%
The Kraft Heinz Company	9,700	684,626
Mondelez International Inc. - Class A	29,700	1,243,539
		1,928,165
Health Care Equipment & Supplies - 4.4%
DENTSPLY International Inc.	20,000	1,011,400
Medtronic, PLC (b)	14,200	950,548
		1,961,948

Household Durables - 2.4%
Whirlpool Corporation	7,500	1,104,450

Insurance - 6.4%
MetLife, Inc.	33,000	1,555,950
Prudential Financial, Inc.	17,500	1,333,675
		2,889,625
Internet Software & Services - 8.4%
Akamai Technologies, Inc. (a)	22,500	1,553,850
Google Inc. - Class A (a)	1,400	893,718
Sabre Corporation	50,000	1,359,000
		3,806,568
Machinery - 5.7%
Barnes Group Inc.	30,000	1,081,500
Danaher Corporation	17,500	1,491,175
		2,572,675
Multiline Retail - 4.2%
Kohl’s Corporation	18,000	833,580
Macy’s, Inc.	20,800	1,067,456
		1,901,036
Oil & Gas & Consumable Fuels - 4.3%
Cabot Oil & Gas Corporation	30,000	655,800
ConocoPhillips	11,000	527,560
Exxon Mobil Corporation	4,000	297,400
Gulfport Energy Corporation (a)	15,000	445,200
		1,925,960
Paper & Forest Products - 1.9%
International Paper Company	22,500	850,275

Software - 4.1%
Adobe Systems Incorporated (a)	22,500	1,849,950

Specialty Retail - 4.2%
The Home Depot, Inc.	8,500	981,665
Tiffany & Co.	12,000	926,640
		1,908,305
TOTAL COMMON STOCKS
(Cost $29,316,639)		44,283,144

SHORT-TERM INVESTMENT - 1.7%
Money Market Fund (c) - 1.7%
Federated Government Obligations Fund - Institutional Shares, 0.01%	791,050	791,050

TOTAL SHORT-TERM INVESTMENT
(Cost $791,050)		791,050

Total Investments - 99.9%
(Cost $30,107,689)		45,074,194
Other Assets in Excess of Liabilities - 0.1%		31,828
TOTAL NET ASSETS - 100.0%		$45,106,022

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$30,107,689
Gross unrealized appreciation	$16,161,253
Gross unrealized depreciation	(1,194,748)
Net unrealized appreciation	$14,966,505

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Aerospace & Defense - 2.8%
Honeywell International Inc.	7,675	$726,746

Banks - 1.1%
Cullen/Frost Bankers, Inc.	3,000	190,740
Texas Capital Bancshares, Inc. (a)	2,000	104,840
		295,580
Beverages - 1.5%
The Coca-Cola Company	10,000	401,200

Biotechnology - 2.4%
Amgen Inc.	3,275	452,998
Exact Sciences Corp. (a)	10,000	179,900
		632,898
Building Products - 1.2%
Masco Corporation	12,000	302,160

Chemicals - 0.8%
FMC Corporation	6,000	203,460

Computers & Peripherals - 7.3%
Apple Inc.	10,500	1,158,150
EMC Corporation	30,000	724,800
		1,882,950
Consumer Finance - 2.5%
American Express Company	8,750	648,637

Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	10,000	435,100

Electrical Equipment & Instruments - 3.6%
Roper Industries, Inc.	6,000	940,200

Electronic Equipment & Instruments - 3.3%
National Instruments Corporation	18,000	500,220
Trimble Navigation Limited (a)	22,000	361,240
		861,460
Food & Drug Retailing - 3.5%
CVS Health Corporation	9,375	904,500

Food Products - 2.3%
The WhiteWave Foods Company (a)	15,125	607,269

Health Care Equipment & Supplies - 1.5%
Medtronic, PLC (b)	6,000	401,640

Health Care Providers & Services - 3.1%
Express Scripts Holding Co (a)	3,000	242,880
McKesson Corporation	3,000	555,090
		797,970
Hotels, Restaurants & Leisure - 2.7%
Yum! Brands, Inc.	8,800	703,560

Household Durables - 1.1%
Whirlpool Corporation	2,000	294,520

Household Products - 3.8%
Colgate-Palmolive Company	12,000	761,520
The Procter & Gamble Company	3,000	215,820
		977,340

Internet Catalog & Retail - 3.9%
Amazon.com, Inc. (a)	2,000	1,023,780

Internet Software & Services - 13.5%
Akamai Technologies, Inc. (a)	15,000	1,035,900
Facebook, Inc. - Class A (a)	13,500	1,213,650
Google Inc. - Class A (a)	1,000	638,370
Google Inc. - Class C (a)	1,002	609,637
		3,497,557
IT Consulting & Services - 1.2%
Visa Inc. - Class A	4,500	313,470

Machinery - 3.6%
Danaher Corporation	11,000	937,310

Media - 1.8%
The Walt Disney Company	4,500	459,900

Oil & Gas & Consumable Fuels - 1.9%
Cabot Oil & Gas Corporation	15,000	327,900
Range Resources Corporation	5,000	160,600
		488,500
Personal Products - 0.6%
The Estee Lauder Companies Inc. - Class A	2,000	161,360

Real Estate Investment Trusts - 1.7%
American Tower Corporation	5,000	439,900

Software - 5.4%
ACI Worldwide, Inc. (a)	24,000	506,880
Manhattan Associates, Inc. (a)	4,500	280,350
Microsoft Corporation	13,625	603,042
		1,390,272
Specialty Retail - 9.4%
The Home Depot, Inc.	6,000	692,940
O’Reilly Automotive, Inc. (a)	3,000	750,000
Tractor Supply Company	8,000	674,560
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,000	326,700
		2,444,200
Textiles, Apparel & Luxury Goods - 5.5%
NIKE, Inc. - Class B	6,000	737,820
V.F. Corporation	10,000	682,100
		1,419,920
TOTAL COMMON STOCKS
(Cost $15,790,846)		24,593,359

SHORT-TERM INVESTMENTS - 5.8%
Money Market Funds (c) - 5.8%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	701,037	701,037
Federated Government Obligations Fund - Institutional Shares, 0.01%	744,039	744,039
Invesco Short Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02%	69,178	69,178

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,514,254)		1,514,254

Total Investments - 100.5%
(Cost $17,305,100)		26,107,613
Liabilities in Excess of Other Assets - (0.5)%		(134,308)
TOTAL NET ASSETS - 100.0%		$25,973,305

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$17,305,100
Gross unrealized appreciation	$9,157,045
Gross unrealized depreciation	(354,532)
Net unrealized appreciation	$8,802,513

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Aerospace & Defense - 1.2%
Hexcel Corporation	1,895	$85,010

Auto Components - 1.6%
Asbury Automotive Group Inc. (a)	1,405	114,016

Automobiles - 2.3%
Lithia Motors, Inc. - Class A	1,505	162,706

Banks - 7.9%
BancorpSouth, Inc.	4,183	99,430
Bank of the Ozarks, Inc.	2,425	106,118
Columbia Banking System, Inc.	3,470	108,299
Hanmi Financial Corporation	3,575	90,090
PrivateBancorp, Inc.	1,900	72,827
Texas Capital Bancshares, Inc. (a)	1,610	84,396
		561,160
Biotechnology - 4.1%
Charles River Laboratories International, Inc. (a)	1,845	117,194
EXACT Sciences Corporation (a)	6,450	116,036
Neogen Corporation (a)	1,380	62,086
		295,316
Building Products - 1.2%
PGT, Inc. (a)	6,879	84,474

Capital Markets - 1.0%
Waddell & Reed Financial, Inc. - Class A	2,050	71,278

Chemicals - 0.2%
Globe Specialty Metals Inc.	1,325	16,072

Commercial Services & Supplies - 3.7%
Healthcare Services Group, Inc.	4,150	139,855
Multi-Color Corporation	280	21,417
Ritchie Bros. Auctioneers Incorporated (b)	3,935	101,838
		263,110
Communications Equipment - 2.7%
Ciena Corporation (a)	2,300	47,656
Infinera Corporation (a)	7,275	142,299
		189,955
Construction Materials - 2.4%
Headwaters Incorporated (a)	5,135	96,538
Summit Materials, Inc. - Class A (a)	4,140	77,708
		174,246
Consumer Finance - 1.2%
PRA Group Inc (a)	1,605	84,937

Diversified Financials - 1.3%
HFF, Inc. - Class A	2,675	90,308

Electronic Equipment & Instruments - 0.5%
Belden Inc.	765	35,718

Food Products - 3.1%
Post Holdings Inc. (a)	2,090	123,519
TreeHouse Foods, Inc. (a)	1,295	100,738
		224,257
Health Care Equipment & Supplies - 6.4%
Cantel Medical Corp.	695	39,406
Cynosure, Inc. - Class A (a)	2,815	84,563
Endologix, Inc. (a)	4,425	54,251
LDR Holding Corporation (a)	2,060	71,132
PRA Health Sciences, Inc. (a)	1,860	72,224
VWR Corporation (a)	5,405	138,854
		460,430
Health Care Providers & Services - 4.3%
Aceto Corporation	3,880	106,506
Omnicell, Inc. (a)	2,350	73,085
Team Health Holdings, Inc. (a)	2,370	128,051
		307,642
Hotels, Restaurants & Leisure - 6.0%
Belmond Ltd. - Class A (a) (b)	5,360	54,190
Brinker International, Inc.	2,060	108,500
La Quinta Holdings Inc (a)	5,390	85,054
Popeyes Louisiana Kitchen, Inc. (a)	2,015	113,565
Zoe’s Kitchen Inc (a)	1,645	64,961
		426,270
Internet & Catalog Retail - 1.6%
HSN, Inc.	1,985	113,621

Internet Software & Services - 7.5%
Criteo SA - ADR (a) (b)	2,785	104,549
Euronet Worldwide, Inc. (a)	2,475	183,373
LogMeIn, Inc. (a)	2,015	137,342
SPS Commerce, Inc. (a)	1,650	112,019
		537,283
Leisure Equipment & Products - 1.8%
Pool Corporation	1,750	126,525

Machinery - 1.9%
Barnes Group Inc.	2,470	89,043
Generac Holdings, Inc. (a)	385	11,585
The Manitowoc Company, Inc.	2,235	33,525
		134,153
Media - 1.4%
The E.W. Scripps Company - Class A	5,750	101,602

Multiline Retail - 1.9%
Burlington Stores, Inc. (a)	2,645	135,001

Oil & Gas & Consumable Fuels - 2.5%
Diamondback Energy Inc. (a)	985	63,631
Memorial Resource Development Corp. (a)	3,000	52,740
Synergy Resources Corporation (a)	6,100	59,780
		176,151
Pharmaceuticals - 1.7%
Akorn, Inc. (a)	3,136	89,392
Cambrex Corp. (a)	775	30,752
		120,144

Professional Services - 3.3%
The Advisory Board Company (a)	2,440	111,118
FTI Consulting, Inc. (a)	2,990	124,115
		235,233
Real Estate Investment Trusts - 6.8%
CubeSmart	3,520	95,779
Kennedy-Wilson Holdings Inc.	3,965	87,904
Pebblebrook Hotel Trust	1,030	36,513
Sovran Self Storage, Inc.	1,355	127,777
Stag Industrial, Inc.	1,030	18,756
Strategic Hotels & Resorts, Inc. (a)	8,820	121,628
		488,357
Road & Rail - 1.2%
Landstar System, Inc.	1,415	89,810

Semiconductor Equipment & Products - 1.7%
Rambus Inc. (a)	10,290	121,422

Software - 7.6%
ACI Worldwide, Inc. (a)	6,120	129,254
Callidus Software, Inc. (a)	1,095	18,604
Fair Isaac Corporation	1,475	124,638
Interactive Intelligence Group, Inc. (a)	2,490	73,978
Manhattan Associates, Inc. (a)	1,770	110,271
Proofpoint, Inc. (a)	1,435	86,559
		543,304
Specialty Retail - 1.7%
Monro Muffler Brake, Inc.	1,845	124,630

Thrifts & Mortgage Finance - 1.7%
Home Bancshares Inc.	2,950	119,475

Trading Companies & Distributors - 1.9%
Watsco, Inc.	1,130	133,882

TOTAL COMMON STOCKS
(Cost $6,213,452)		6,947,498

SHORT-TERM INVESTMENT - 2.9%
Money Market Fund (c) - 2.9%
Federated Government Obligations Fund - Institutional Shares, 0.01%	205,888	205,888

TOTAL SHORT-TERM INVESTMENT
(Cost $205,888)		205,888

Total Investments - 100.2%
(Cost $6,419,340)		7,153,386
Liabilities in Excess of Other Assets - (0.2)%		(17,240)
TOTAL NET ASSETS - 100.0%		$7,136,146

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Cost of investments	$6,419,340
Gross unrealized appreciation	$1,134,001
Gross unrealized depreciation	(399,955)
Net unrealized appreciation	$734,046

* Because tax adjustments are calculated annually, the above table does not reflect tax  adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or  annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of  MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P  and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2015 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. securities and listed U.S. securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and asked price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the bid and ask price and/or by using a combination of broker quotes or matrix evaluations provided by an independent pricing service. Other assets and securities for which no market or broker quotations or matrix evaluations are readily available (including restricted securities) are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board has adopted specific guidelines and procedures for valuing portfolio securities and delegated their implementation to Luther King Capital Management Corporation, (the “Adviser”). The guidelines and procedures authorize the Adviser to make determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees. The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds’ portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs’) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2015, the Funds’ assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$657,076,818	$—	$—	$657,076,818
Money Market Funds	22,914,973	—	—	22,914,973
Total Investments*	$679,991,791	$—	$—	$679,991,791

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$316,742,709	$—	$—	$316,742,709
Money Market Funds	15,198,203	—	—	15,198,203
Total Investments*	$331,940,912	$—	$—	$331,940,912

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$269,082,599	$—	$—	$269,082,599
Money Market Fund	6,546,143	—	—	6,546,143
Total Investments*	$275,628,742	$—	$—	$275,628,742

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$23,846,359	$—	$—	$23,846,359
Corporate Bonds	—	9,691,420	—	9,691,420
Money Market Funds	1,778,284	—	—	1,778,284
Total Investments*	$25,624,643	$9,691,420	$—	$35,316,063

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Preferred Stock	$1,902,750	$—	$—	$1,902,750
Corporate Bonds	—	183,974,478	—	183,974,478
U.S. Government Issues	—	12,790,060	—	12,790,060
U.S. Government Sponsored Entities	—	16,669,647	—	16,669,647
Money Market Fund	4,599,327	—	—	4,599,327
Total Investments*	$6,502,077	$213,434,185	$—	$219,936,262

LKCM Aquinas Value Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$44,283,144	$—	$—	$44,283,144
Money Market Fund	791,050	—	—	791,050
Total Investments*	$45,074,194	$—	$—	$45,074,194

LKCM Aquinas Growth Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$24,593,359	$—	$—	$24,593,359
Money Market Funds	1,514,254	—	—	1,514,254
Total Investments*	$26,107,613	$—	$—	$26,107,613

LKCM Aquinas Small Cap Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$6,947,498	$—	$—	$6,947,498
Money Market Fund	205,888	—	—	205,888
Total Investments*	$7,153,386	$—	$—	$7,153,386

  * Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act or Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LKCM Funds

By /s/ J. Luther King, Jr.
J. Luther King, Jr., President

Date November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ J. Luther King, Jr.
J. Luther King, Jr., President

Date November 24, 2015

By /s/ Jacob D. Smith
Jacob D. Smith, Chief Financial Officer

Date November 24, 2015